Interest in associates and joint ventures - Reconciliation of BoCom's total shareholders' equity to carrying amount (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Equity attributable to shareholders			$ 198,225	$ 184,973
Interests in associates			29,469	28,777
Gains (losses) on exchange differences on translation of foreign operations, net of tax			6,563	(4,983)	$ (204)
Bank Of Communications Co., Limited
Disclosure of associates [line items]
Equity attributable to shareholders	$ 183,347	$ 154,748
Other equity instruments	(20,708)	(23,946)
Equity attributable to shareholders less other equity instruments		130,802	162,639
The Group's share of equity		25,284	26,595
Impairment	(4,139)	(2,917)	(1,000)	0	$ (3,000)
Interests in associates	$ 22,456	$ 22,367	$ 22,456	$ 22,367